1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

February 6, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	The India Fund, Inc.

Ladies and Gentlemen:

Enclosed for filing on behalf of The India Fund, Inc. (the “Fund”), a closed-end management investment company, is the Fund’s registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 (“1940 Act”) on Form N-2 (“Registration Statement”).

Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3386.

Sincerely,

/s/ William J. Bielefeld
William J. Bielefeld